Financial Assets and Liabilities - Additional Information (Detail) - Level 2 [member] - MXN ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net realized gains (losses) related to derivative financial instruments	$ 2,606,938,000	$ (1,774,932,000)
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 0	$ 0